Loans (Tables)	12 Months Ended
Dec. 31, 2017
Net Financing Leases [Table Text Block]
(In thousands)	2017	2016
Total minimum lease payments	$681,198	$601,317
Estimated residual value of leased property (unguaranteed)	246,248	210,761
Deferred origination costs, net of fees	9,496	8,309
Less - Unearned financing income	126,797	117,296
Net minimum lease payments	810,145	703,091
Less - Allowance for loan losses	12,000	7,677
Net minimum lease payments, net of allowance for loan losses	$798,145	$695,414

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2018	$44,986
2019	56,421
2020	121,121
2021	173,305
2022 and thereafter	285,365
Total	$681,198

ASC Subtopic 310-30
Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2017			December 31, 2016

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$909,389	$14,035	$923,424	$985,181	$14,440	$999,621
Commercial and industrial	88,130	-	88,130	103,476	-	103,476
Construction	-	170	170	-	1,668	1,668
Mortgage	542,182	21,357	563,539	587,949	25,781	613,730
Consumer	16,900	758	17,658	18,775	1,059	19,834
Carrying amount [1]	1,556,601	36,320	1,592,921	1,695,381	42,948	1,738,329
Allowance for loan losses	(64,520)	(5,609)	(70,129)	(61,855)	(7,022)	(68,877)
Carrying amount, net of allowance	$1,492,081	$30,711	$1,522,792	$1,633,526	$35,926	$1,669,452
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $507 million as of December 31, 2017 and $563 million as of December 31, 2016.

Accretable Yield For Acquired Loans [Table Text Block]
	Activity in the accretable yield
	Westernbank loans ASC 310-30
	For the year ended
	December 31, 2017			December 31, 2016
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,001,908	$8,179	$1,010,087	$1,105,732	$6,726	$1,112,458
Accretion	(139,557)	(3,048)	(142,605)	(162,983)	(6,765)	(169,748)
Change in expected cash flows	13,486	(253)	13,233	59,159	8,218	67,377
Ending balance	$875,837	$4,878	$880,715	$1,001,908	$8,179	$1,010,087

Activity in the accretable yield - Other acquired loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2017	December 31, 2016
Beginning balance	$278,896	$221,128
Additions	11,218	17,635
Accretion	(32,516)	(35,030)
Change in expected cash flows	76,175	75,163
Ending balance	$333,773	$278,896

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of Westernbank loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2017			December 31, 2016
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,695,381	$42,948	$1,738,329	$1,898,146	$76,355	$1,974,501
Accretion	139,557	3,048	142,605	162,983	6,765	169,748
Collections / loan sales / charge-offs[1]	(278,337)	(9,676)	(288,013)	(365,748)	(40,172)	(405,920)
Ending balance[2]	$1,556,601	$36,320	$1,592,921	$1,695,381	$42,948	$1,738,329
Allowance for loan losses
ASC 310-30 Westernbank loans	(64,520)	(5,609)	(70,129)	(61,855)	(7,022)	(68,877)
Ending balance, net of ALLL	$1,492,081	$30,711	$1,522,792	$1,633,526	$35,926	$1,669,452
[1]	For the year ended December 31, 2016, includes the impact of the bulk sale of loans with a carrying value of approximately $99 million.
[2]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $507 million as of December 31, 2017 (December 31, 2016- $563 million).

Carrying amount of other acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2017	December 31, 2016
Beginning balance	$562,695	$564,050
Purchase accounting adjustments related to the Doral Bank Transaction (Refer to Note18)	-	(4,707)
Additions	18,824	36,221
Accretion	32,516	35,030
Collections and charge-offs	(97,963)	(67,899)
Ending balance	$516,072	$562,695
Allowance for loan losses ASC 310-30 non-covered loans	(49,376)	(22,431)
Ending balance, net of allowance for loan losses	$466,696	$540,264

Covered loans
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2017		December 31, 2016

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Mortgage	$3,165	$-	$3,794	$-
Consumer	188	-	121	-
Total[1]	$3,353	$-	$3,915	$-

Loans Held for Investment | Non Covered Loans
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2017
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$1,115	$-	$784	$-	$1,899	$-
Commercial real estate non-owner occupied	18,866	-	1,599	-	20,465	-
Commercial real estate owner occupied	101,068	-	862	-	101,930	-
Commercial and industrial	40,177	685	594	-	40,771	685
Mortgage[3]	306,697	1,204,691	14,852	-	321,549	1,204,691
Leasing	2,974	-	-	-	2,974	-
Legacy	-	-	3,039	-	3,039	-
Consumer:
Credit cards	-	18,227	11	-	11	18,227
Home equity lines of credit	-	257	14,997	-	14,997	257
Personal	19,460	141	2,779	-	22,239	141
Auto	5,466	-	-	-	5,466	-
Other	15,617	1,148	-	-	15,617	1,148
Total[2]	$511,440	$1,225,149	$39,517	$-	$550,957	$1,225,149

At December 31, 2016
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing loans		Accruing loans
	Non-accrual	past-due 90	Non-accrual	past-due 90	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	days or more [1]	loans	days or more [1]
Commercial multi-family	$664	$-	$206	$-	$870	$-
Commercial real estate non-owner occupied	24,611	-	1,195	-	25,806	-
Commercial real estate owner occupied	102,771	-	472	-	103,243	-
Commercial and industrial	31,609	538	1,820	-	33,429	538
Mortgage[3]	318,194	406,583	11,713	-	329,907	406,583
Leasing	3,062	-	-	-	3,062	-
Legacy	-	-	3,337	-	3,337	-
Consumer:
Credit cards	-	18,725	30	-	30	18,725
Home equity lines of credit	-	185	4,762	-	4,762	185
Personal	20,553	34	1,864	-	22,417	34
Auto	12,320	-	-	-	12,320	-
Other	18,724	587	8	-	18,732	587
Total[2]	$532,508	$426,652	$25,407	$-	$557,915	$426,652

Past Due Financing Receivables Table Text Block
December 31, 2017
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$-	$426	$1,210	$1,636	$144,763	$146,399
Commercial real estate non-owner occupied	39,617	131	28,045	67,793	2,336,766	2,404,559
Commercial real estate owner occupied	7,997	2,291	123,929	134,217	1,689,397	1,823,614
Commercial and industrial	3,556	1,251	40,862	45,669	2,845,658	2,891,327
Construction	-	-	170	170	95,199	95,369
Mortgage	217,890	77,833	1,596,763	1,892,486	4,684,293	6,576,779
Leasing	10,223	1,490	2,974	14,687	795,303	809,990
Consumer:
Credit cards	7,319	4,464	18,227	30,010	1,063,211	1,093,221
Home equity lines of credit	438	395	257	1,090	4,997	6,087
Personal	13,926	6,857	19,981	40,764	1,181,548	1,222,312
Auto	24,405	5,197	5,466	35,068	815,745	850,813
Other	537	444	16,765	17,746	139,842	157,588
Total	$325,908	$100,779	$1,854,649	$2,281,336	$15,796,722	$18,078,058

December 31, 2017
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$395	$-	$784	$1,179	$1,209,514	$1,210,693
Commercial real estate non-owner occupied	4,028	1,186	1,599	6,813	1,681,498	1,688,311
Commercial real estate owner occupied	2,684	-	862	3,546	315,429	318,975
Commercial and industrial	1,121	5,278	97,427	103,826	901,157	1,004,983
Construction	-	-	-	-	784,660	784,660
Mortgage	13,453	6,148	14,852	34,453	659,175	693,628
Legacy	291	417	3,039	3,747	29,233	32,980
Consumer:
Credit cards	3	2	11	16	84	100
Home equity lines of credit	4,653	3,675	14,997	23,325	158,760	182,085
Personal	3,342	2,149	2,779	8,270	289,732	298,002
Other	-	-	-	-	319	319
Total	$29,970	$18,855	$136,350	$185,175	$6,029,561	$6,214,736

December 31, 2017
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$395	$426	$1,994	$2,815	$1,354,277	$1,357,092
Commercial real estate non-owner occupied	43,645	1,317	29,644	74,606	4,018,264	4,092,870
Commercial real estate owner occupied	10,681	2,291	124,791	137,763	2,004,826	2,142,589
Commercial and industrial	4,677	6,529	138,289	149,495	3,746,815	3,896,310
Construction	-	-	170	170	879,859	880,029
Mortgage	231,343	83,981	1,611,615	1,926,939	5,343,468	7,270,407
Leasing	10,223	1,490	2,974	14,687	795,303	809,990
Legacy[3]	291	417	3,039	3,747	29,233	32,980
Consumer:
Credit cards	7,322	4,466	18,238	30,026	1,063,295	1,093,321
Home equity lines of credit	5,091	4,070	15,254	24,415	163,757	188,172
Personal	17,268	9,006	22,760	49,034	1,471,280	1,520,314
Auto	24,405	5,197	5,466	35,068	815,745	850,813
Other	537	444	16,765	17,746	140,161	157,907
Total	$355,878	$119,634	$1,990,999	$2,466,511	$21,826,283	$24,292,794

December 31, 2016
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$232	$-	$664	$896	$173,644	$174,540
Commercial real estate non-owner occupied	98,604	4,785	51,435	154,824	2,409,461	2,564,285
Commercial real estate owner occupied	12,967	5,014	112,997	130,978	1,660,497	1,791,475
Commercial and industrial	19,156	2,638	32,147	53,941	2,617,976	2,671,917
Construction	-	-	1,668	1,668	83,890	85,558
Mortgage	289,635	136,558	801,251	1,227,444	4,689,056	5,916,500
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Consumer:
Credit cards	11,646	8,752	18,725	39,123	1,061,484	1,100,607
Home equity lines of credit	-	65	185	250	8,101	8,351
Personal	12,148	7,918	20,686	40,752	1,109,425	1,150,177
Auto	32,441	7,217	12,320	51,978	774,614	826,592
Other	1,259	294	19,311	20,864	154,665	175,529
Total	$484,707	$174,597	$1,074,451	$1,733,755	$15,434,669	$17,168,424

December 31, 2016
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$5,952	$-	$206	$6,158	$1,058,138	$1,064,296
Commercial real estate non-owner occupied	1,992	379	1,195	3,566	1,353,750	1,357,316
Commercial real estate owner occupied	2,116	540	472	3,128	240,617	243,745
Commercial and industrial	960	610	101,257	102,827	828,106	930,933
Construction	-	-	-	-	690,742	690,742
Mortgage	15,974	5,272	11,713	32,959	746,902	779,861
Legacy	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	8	28	30	66	92	158
Home equity lines of credit	2,908	1,055	4,762	8,725	243,450	252,175
Personal	2,547	1,675	1,864	6,086	234,521	240,607
Auto	-	-	-	-	9	9
Other	-	-	8	8	180	188
Total	$33,290	$9,905	$124,844	$168,039	$5,437,284	$5,605,323

December 31, 2016
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.[1] [2]
Commercial multi-family	$6,184	$-	$870	$7,054	$1,231,782	$1,238,836
Commercial real estate non-owner occupied	100,596	5,164	52,630	158,390	3,763,211	3,921,601
Commercial real estate owner occupied	15,083	5,554	113,469	134,106	1,901,114	2,035,220
Commercial and industrial	20,116	3,248	133,404	156,768	3,446,082	3,602,850
Construction	-	-	1,668	1,668	774,632	776,300
Mortgage	305,609	141,830	812,964	1,260,403	5,435,958	6,696,361
Leasing	6,619	1,356	3,062	11,037	691,856	702,893
Legacy[3]	833	346	3,337	4,516	40,777	45,293
Consumer:
Credit cards	11,654	8,780	18,755	39,189	1,061,576	1,100,765
Home equity lines of credit	2,908	1,120	4,947	8,975	251,551	260,526
Personal	14,695	9,593	22,550	46,838	1,343,946	1,390,784
Auto	32,441	7,217	12,320	51,978	774,623	826,601
Other	1,259	294	19,319	20,872	154,845	175,717
Total	$517,997	$184,502	$1,199,295	$1,901,794	$20,871,953	$22,773,747

Loans Held for Investment | Covered loans
Past Due Financing Receivables Table Text Block
December 31, 2017

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$16,640	$5,453	$59,018	$81,111	$421,818	$502,929
Consumer	518	147	988	1,653	12,692	14,345
Total covered loans	$17,158	$5,600	$60,006	$82,764	$434,510	$517,274
[1]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.

December 31, 2016

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP [1]
Mortgage	$25,506	$12,904	$69,856	$108,266	$448,304	$556,570
Consumer	751	245	1,074	2,070	14,238	16,308
Total covered loans	$26,257	$13,149	$70,930	$110,336	$462,542	$572,878
[1]		Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.